may 7, 2020

SUPPLEMENT TO

HARTFORD FIXED INCOME FUNDS PROSPECTUS

DATED FEBRUARY 28, 2020, AS SUPPLEMENTED through MAY 1, 2020

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

1.	Effective immediately, under the headings “The Hartford Municipal Opportunities Fund Summary Section – Your Expenses” and “The Hartford Total Return Bond Fund Summary Section – Your Expenses” in the above referenced Statutory Prospectus, footnote one to each Shareholder Fees table is deleted in its entirety and replaced with the following:

(1) Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge if such shares are purchased prior to July 1, 2020, or a 0.75% contingent deferred sales charge if such shares are purchased on or after July 1, 2020.

2.	Effective immediately, under the heading “The Hartford Short Duration Fund Summary Section – Your Expenses” in the above referenced Statutory Prospectus, footnote one to the Shareholder Fees table is deleted in its entirety and replaced with the following:

(1) Investments of $500,000 or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge if such shares are purchased prior to July 1, 2020, or a 0.75% contingent deferred sales charge if such shares are purchased on or after July 1, 2020.

3.	Effective immediately, the sub-section “Class A Shares” under “How Sales Charges Are Calculated” in the above referenced Statutory Prospectus is deleted in its entirety and replaced with the following:

CLASS A SHARES. Class A shares pay sales charges and commissions to dealers for each Fund as set forth below. The offering price includes the front-end sales charge.

All Funds except Floating Rate Fund, Floating Rate High Income Fund and Short Duration Fund

Your Investment	As a Percentage of Offering Price	As a Percentage of Net Investment	Dealer Commission – As Percentage of Offering Price
Less than $50,000	4.50%	4.71%	3.75%
$ 50,000 – $ 99,999	4.00%	4.17%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1 million or more(1)	0%	0%	0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, if you qualify to purchase your Class A shares without any sales charge and you redeem those shares within 18 months of the purchase, you may pay a CDSC of 1.00% on any Class A shares sold. With respect to Municipal Opportunities Fund and Total Return Bond Fund, if such Class A shares are purchased on or after July 1, 2020, the CDSC imposed on such Class A shares will be reduced from 1.00% to 0.75%. For purposes of the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The amount of any CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and capital gains distributions. Each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. The CDSC on Class A shares will not apply where the selling broker dealer was not paid a commission.

Floating Rate Fund and Floating Rate High Income Fund

Your Investment	As a Percentage of Offering Price	As a Percentage of Net Investment	Dealer Commission – As Percentage of Offering Price
Less than $50,000	3.00%	3.09%	2.50%
$ 50,000 – $ 99,999	2.50%	2.56%	2.00%
$100,000 – $249,999	2.25%	2.30%	1.75%
$250,000 – $499,999	1.75%	1.78%	1.25%
$500,000 – $999,999	1.25%	1.27%	1.00%
$1 million or more(1)	0%	0%	0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, if you qualify to purchase your Class A shares without any sales charge and you redeem those shares within 18 months of the purchase, you may pay a CDSC of 1.00% on any Class A shares sold. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The amount of any CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and capital gains distributions. Each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. This CDSC will not apply where the selling broker dealer was not paid a commission.

Short Duration Fund

Your Investment	As a Percentage of Offering Price	As a Percentage of Net Investment	Dealer Commission – As Percentage of Offering Price
Less than $250,000	2.00%	2.04%	1.50%
$250,000 – $499,999	1.50%	1.52%	1.00%
$500,000 or more (1)	0%	0%	0%

(1) Investments of $500,000 or more in Class A shares may be made with no front-end sales charge. However, if you qualify to purchase your Class A shares without any sales charge and you redeem those shares within 18 months of the purchase, you may pay a CDSC of 1.00% on any Class A shares sold. If such Class A shares are purchased on or after July 1, 2020, the CDSC imposed on such Class A shares will be reduced from 1.00% to 0.75%. For purposes of the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The amount of any CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and capital gains distributions. Each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. This CDSC will not apply where the selling broker dealer was not paid a commission.

In order to determine the dollar amount of the sales charges you pay, we multiply the applicable percentage by the dollar amount of your desired investment. The total dollar amount of the sales charge is rounded to two decimal places using standard rounding criteria and is included in the public offering price of a Fund. Your total purchase amount is then divided by the Fund’s per share public offering price to determine the number of shares you receive in the Fund. This number is rounded to three decimal places using standard rounding criteria. Because of this rounding, the front-end sales charge you pay, when expressed as a percentage of the offering price, may be higher or lower than the amount stated in the Fund’s fee table (as illustrated in the table above).

For example, you want to invest $100.00 in Class A shares of a Fund. Assume the shares have a public offering price of $15.72 (includes front-end sales charge), a total net asset value of $14.86, and a front-end sales charge of 5.5%. The total dollar amount of the sales charge would be $5.48; the total net asset value of the shares purchased would be $94.52; and the total number of shares purchased would equal 6.361 shares. Therefore, the calculated sales charge rate is 5.48% (sales charge paid divided by the net investment). Please note that this example is a hypothetical and is not intended to represent the value of any Hartford Fund.

The Distributor may pay up to the entire amount of the sales commission to particular broker-dealers. With respect to all Funds, except Floating Rate Fund, Floating Rate High Income Fund, High Yield Fund, Municipal Opportunities Fund, Short Duration Fund, and Total Return Bond Fund, the Distributor may pay dealers of record commissions on purchases of $1 million or more in an amount of up to 1.00% on the first $10 million, 0.50% of the next $30 million, and 0.25% of share purchases over $40 million. With respect to Floating Rate Fund, Floating Rate High Income Fund and High Yield Fund, the Distributor may pay dealers of record commissions on purchases of $1 million or more in an amount of up to 1.00% on the first $4 million, 0.50% of the next $6 million, and 0.25% of share purchases over $10 million. With respect to Short Duration Fund for purchases prior to July 1, 2020, the Distributor may pay dealers of record commissions on purchases of $500,000 or more in an amount of up to 1.00% on the first $4 million, 0.50% of the next $6 million, and 0.25% of share purchases over $10 million. With respect to Short Duration Fund for purchases on or after July 1, 2020, the Distributor may pay dealers of record commissions on purchases of $500,000 or more in an amount of up to 0.75% on the first $4 million, 0.50% of the next $6 million, and 0.25% of share purchases over $10 million. With respect to Municipal Opportunities Fund and Total Return Bond Fund for purchases prior to July 1, 2020, the Distributor may pay dealers of record commissions on purchases of $1 million or more in an amount of up to 1.00% on the first $10 million, 0.50% of the next $30 million, and 0.25% of share purchases over $40 million. With respect to Municipal Opportunities Fund and Total Return Bond Fund for purchases on or after July 1, 2020, the Distributor may pay dealers of record commissions on purchases of $1 million or more in an amount of up to 0.75% on the first $10 million, 0.50% of the next $30 million, and 0.25% of share purchases over $40 million. These commission schedules may also apply to certain sales of Class A shares made to investors that qualify under some of the categories listed under “Front-End Sales Charge Waivers for Class A Shares.” Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines.

Retirement plans that owned or were offered Class A shares on or before June 30, 2007 are not subject to the Class A shares’ commission schedule and CDSC.

4.	Effective immediately, under the heading “How Sales Charges Are Calculated – Sales Charge Reductions and Waivers for Class A and Class C Shares” in the above referenced Statutory Prospectus, the following is added under the caption “Letter of Intent:”

For purposes of determining the applicable sales charge and breakpoint schedules when purchasing shares pursuant to a LOI, the sales charge and breakpoint schedules in effect when the initial shares under the LOI were purchased apply.

5.	Effective immediately, the following is added to the section entitled “Exchanging Shares” in the above referenced Statutory Prospectus:

With respect to exchanges of Class A shares and Class C shares, any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The CDSC schedule of the original shares purchased will continue to apply after such exchange.

This Supplement should be retained with your Statutory Prospectus for future reference.

HV-7534	May 2020